Risk Management Arising From Financial Instruments - Summary of Information Regarding the Change in Carrying Value of the Financial Instruments at Fair Value (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Subordinated notes payable – earn-out, Opening Balance	$ 184,485
Subordinated notes payable – earn-out, Ending Balance		$ 184,485
Derivative [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Opening Balance	951,105	16,014
Unrealized		967,119
Payment For Liabilities Change in Fair Value Of Financial Instruments	(4,805,000)
Realized	3,853,895
Ending balance		951,105
Subordinated Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Subordinated notes payable – earn-out, Opening Balance	184,485	169,642
Unrealized		14,843
Payment For Liabilities Change in Fair Value Of Financial Instruments	(200,000)
Realized	15,515
Subordinated notes payable – earn-out, Ending Balance		184,485
ADG Acquisiton Earn Out [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Opening Balance	14,834,067
Issuance		14,748,022
Unrealized	(2,728,481)	86,045
Payment For Liabilities Change in Fair Value Of Financial Instruments	(4,688,553)
Realized	(2,728,480)
Ending balance	$ 4,688,553	$ 14,834,067